UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2014 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-93.1%
Aerospace & Defense- 0.8%

DigitalGlobe, Inc.	BTL-B	Ba2	BBB-	3.75	01/31/2020	1,881,350	1,856,265
Transdigm Group, Inc.	BTL-C	Ba3	B	3.75	02/28/2020	1,982,165	1,947,786

							3,804,051

Airlines- 0.3%

Delta Air Lines, Inc.	BTL	Ba1	BB+	3.25	04/20/2017	1,782,564	1,758,053

Auto Components- 1.2%

Affinia Group	BTL-B2	B2	B	4.75	04/25/2020	977,043	975,820
American Tire Distributors, Inc.	1st Lien	B2	CCC+	5.75	06/01/2018	1,279,913	1,283,112
August U.S. Holding Co., Inc.	1st Lien	B2	B	5.00	04/27/2018	653,704	652,069
August U.S. Holding Co., Inc.	2nd Lien	B2	B	5.00	04/27/2018	295,144	294,405
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	500,000	499,843
UCI International, Inc.	BTL-B	Ba3	B	5.50	07/26/2017	1,173,849	1,172,870

							4,878,119

Automobiles- 0.3%

Chrysler Group LLC	BTL-B	Ba1	BB+	3.50	05/24/2017	1,092,344	1,083,128

Biotechnology- 1.1%

Ikaria, Inc.	BTL	B1	B-	5.00	02/12/2021	536,553	533,870
Ikaria, Inc.	2nd Lien	Caa1	CCC	8.75	02/12/2022	410,000	413,331
Medpace, Inc.	BTL	B2	B+	4.75	04/01/2021	1,848,491	1,843,099
STHI Holding Corp.	BTL	B2	B	4.50	08/06/2021	1,600,000	1,586,000

							4,376,300

Building Products- 0.7%

Interline Brands, Inc.	BTL	B2	B	4.00	03/21/2021	1,086,470	1,067,910
Nortek, Inc.	BTL	Ba3	BB-	3.75	10/30/2020	1,620,938	1,595,273

							2,663,183

Capital Markets- 2.6%
AlixPartners LLC	BTL-B2	B1	B+	4.00	07/10/2020	679,467	668,850
AlixPartners LLC	2nd Lien	Caa1	B-	9.00	07/09/2021	285,000	287,613
Nuveen Investments, Inc.	1st Lien	B2	B	4.16	05/13/2017	3,170,000	3,158,113
Nuveen Investments, Inc.	2nd Lien	Caa1	CCC	6.50	02/28/2019	3,800,000	3,800,000
Walter Investment Management Co.	Tranche B	B2	B+	4.75	12/19/2020	2,706,813	2,599,669

							10,514,245

Chemicals- 3.6%

Al Chem & Cy SCA	BTL-B	Ba3	B+	4.50	10/03/2019	497,315	493,896
Al Chem & Cy SCA	BTL-B1	Ba3	B+	4.50	10/03/2019	258,033	256,259
Ferro Corp.	BTL-B	Ba3	B+	4.00	07/31/2021	1,425,000	1,408,969
Gates Global, Inc.	BTL	B2	B+	4.25	07/03/2021	3,935,000	3,861,923
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	1,504,109	1,472,381
Minerals Technologies, Inc.	BTL-B	Ba3	BB	4.00	05/09/2021	2,010,343	2,002,804
Momentive Performance Materials, Inc.	BTL-B	Ba3	BB-	4.00	04/15/2015	965,000	963,191
PQ Corp.	1st Lien	B2	B+	4.00	08/07/2017	623,888	616,534
Solenis International LP	1st Lien	B2	B	4.25	07/31/2021	1,225,000	1,199,352
Univar, Inc.	BTL-B	B3	B+	5.00	06/30/2017	2,483,304	2,454,851

							14,730,160

Commercial Services & Supplies- 6.0%

ADS Waste Holdings, Inc.	BTL	B2	B+	3.75	10/09/2019	999,582	973,550
ARG IH Corp.	BTL-B	B3	B	4.75	11/15/2020	1,409,350	1,405,827
ATI Schools(5)(6)(8)(10)(11)(12)	BTL-B	NR	NR	12.25	12/30/2014	1,196,546	0
ATI Schools(5)(6)(8)(9)(11)(12)	BTL	NR	NR	13.25	06/30/2012	271,979	0
ATI Schools(5)(6)(8)(9)(11)(12)	BTL	NR	NR	13.25	06/30/2012	16,801	0
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	1,975,075	1,955,324
Brand Energy and Infrastructure Services, Inc.	BTL-B	B1	B	4.75	11/26/2020	4,367,000	4,348,986
Brickman Group Holdings, Inc.	BTL	B2	B	4.00	12/18/2020	3,716,587	3,637,609
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/18/2021	1,340,000	1,318,784
Fly Funding II SARL	BTL	Ba3	BBB-	4.50	08/06/2019	1,427,207	1,423,639
Peak 10, Inc.	BTL	B2	B	5.00	06/17/2021	458,850	456,441
Peak 10, Inc.	2nd Lien	Caa2	CCC+	5.00	06/17/2022	1,845,000	1,832,699
Sedgwick CMS Holdings, Inc.	1st Lien	B1	B	3.75	03/01/2021	1,096,981	1,062,015
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	2,565,000	2,510,494
ServiceMaster Co.	BTL-B	B2	B+	4.25	07/01/2021	1,069,557	1,053,180
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	1,662,375	1,656,834
West Corp.	BTL-B10	Ba3	BB	3.25	06/30/2018	880,445	860,910

							24,496,292

Computers & Peripherals- 0.2%

CDW Corp.	BTL	Ba3	BB	3.25	04/29/2020	880,327	858,044

Construction Materials- 0.4%

Quikrete Companies, Inc.	2nd Lien	B1	B+	4.00	09/26/2020	961,812	952,795
Quikrete Companies, Inc.	1st Lien	B3	B-	7.00	03/26/2021	640,000	643,200

							1,595,995

Consumer Finance- 0.8%

Ocwen Financial Corp.	BTL	B1	B+	5.00	02/15/2018	1,733,600	1,702,395
Vantiv LLC	BTL-B	Ba3	BB+	3.75	06/13/2021	1,451,363	1,442,654

							3,145,049

Containers & Packaging- 1.4%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2019	656,700	646,029
BWAY Holding Corp.	BTL-B	B2	B-	5.50	08/14/2020	2,209,463	2,209,463
Mauser Holding GmbH	1st Lien	B2	B	4.50	07/31/2021	1,180,000	1,168,200
Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.25	07/31/2022	1,605,000	1,584,938

							5,608,630

Distributors- 0.3%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	04/16/2020	1,341,450	1,316,298

Diversified Consumer Services- 0.5%

Bright Horizons Family Solutions, Inc.	BTL-B	B1	BB-	3.75-5.00	01/30/2020	1,139,700	1,124,386
Weight Watchers International, Inc.	BTL-F	B1	B+	4.00	04/02/2020	963,439	737,031

							1,861,417

Diversified Financial Services- 2.0%

ION Trading Technologies, Ltd.	2nd Lien	Caa2	CCC+	7.25	05/15/2022	2,345,000	2,325,947
Ipreo Holdings LLC	BTL-B	B1	B+	4.25	07/16/2021	1,145,000	1,116,375
Opal Acquisition, Inc.	BTL-B	B1	B	5.00	11/27/2020	2,764,113	2,757,202
Santander Asset Management	BTL	Ba2	BB	4.25	12/17/2020	1,024,339	1,018,258
TransUnion LLC	BTL	Ba3	B+	4.00	04/09/2021	1,012,837	996,801

							8,214,583

Diversified Telecommunication Services- 1.6%

Altice Financing SA	BTL	B1	BB-	5.50	07/02/2019	2,942,763	2,964,833
Level 3 Financing, Inc.	BTL-B2	Ba3	BB	4.00	08/01/2019	1,425,000	1,398,727
Level 3 Financing, Inc.	Tranche B	Ba3	BB	4.00	01/15/2020	926,000	908,638
XO Communications, Inc.	BTL	B2	BB-	4.25	03/19/2021	1,149,225	1,131,628

							6,403,826

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	BTL-B	Ba2	B+	6.00	02/15/2017	660,091	660,916

Electronic Equipment, Instruments & Components- 1.1%

Minimax GmbH & Co. KG	BTL-B	B2	B+	4.25	08/14/2020	1,507,002	1,507,002
Ortho Clinical Diagnostics SA	BTL	B1	B	4.75	06/30/2021	3,241,875	3,201,352

							4,708,354

Energy Equipment & Services- 2.4%

Drillships Financing Holding, Inc.	BTL-B	B2	B+	5.50	07/25/2021	1,400,000	1,347,500
EMG Utica LLC	BTL	B2	B	4.75	03/27/2020	690,000	690,863
Pacific Drilling SA	BTL-B	B1	B+	4.50	06/04/2018	824,563	797,764
Paragon Offshore, Ltd.	BTL-B	Baa3	BBB-	3.75	07/18/2021	1,000,000	942,500
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/30/2019	1,633,439	1,615,062
Seadrill Partners Finco LLC	BTL-B	Ba3	BB-	4.00	02/21/2021	3,253,634	3,085,141
Shelf Drilling Midco, Ltd.	BTL	B1	B-	10.00	10/08/2018	1,240,000	1,246,200

							9,725,030

Food & Staples Retailing- 3.1%

Albertson’s Holdings LLC	BTL-B4	Ba3	BB-	4.50	08/25/2021	3,580,000	3,557,625
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019	1,085,092	1,066,877
Rite Aid Corp.	BTL	B2	B	4.88	06/21/2021	2,230,000	2,227,213
Rite Aid Corp.	2nd Lien	B2	B	5.75	08/21/2020	1,055,000	1,067,528
Roundy’s Supermarkets	BTL-B	B1	B	5.75	03/03/2021	1,253,700	1,185,269
Sprouts Farmers Market LLC	BTL-B	Ba3	BB-	4.00	04/23/2020	632,598	628,644
Stater Brothers Markets, Inc.	BTL-B	B1	B+	4.75	05/12/2021	725,000	721,828
U.S. Foodservice	BTL	B2	B-	4.50	03/29/2019	2,198,178	2,187,875

							12,642,859

Food Products- 2.3%

Arysta LifeScience Corp.	BTL	B1	B	4.50	05/30/2020	848,554	845,372
H.J. Heinz Co.	BTL-B2	Ba2	BB	3.50	06/05/2020	2,273,713	2,243,586
Hearthside Food Solutions LLC	BTL	B1	B	4.50	06/02/2021	1,740,638	1,731,934
Hostess Brands, Inc.	BTL-B	NR	B-	6.75	04/09/2020	1,089,525	1,111,316
Jacobs Douwe Egberts	BTL-B	Ba3	NR	3.50	07/23/2021	1,285,000	1,249,663
JBS USA LLC	BTL-B	Ba2	BB	3.75	09/18/2020	1,034,550	1,019,032
Pinnacle Operating Corp.	BTL-B2	B1	B	4.75	11/15/2018	1,411,308	1,397,195

							9,598,098

Gas Utilities- 0.2%

NGPL PipeCo LLC	BTL-B	B3	B-	6.75	09/15/2017	645,281	641,517

Health Care Equipment & Supplies- 1.0%

Catalent Pharma Solutions, Inc.	BTL-B2	Ba3	BB	4.50	05/20/2021	1,965,979	1,956,149
Catalent Pharma Solutions, Inc.	BTL	Caa1	BB-	6.50	12/29/2017	176,727	176,285
Immucor, Inc.	BTL-B2	B1	B+	5.00	08/17/2018	1,831,474	1,817,738

							3,950,172

Health Care Providers & Services- 4.5%

American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/22/2019	2,093,125	2,066,961
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	03/20/2020	1,880,000	1,861,200
CHS/Community Health Systems, Inc.	BTL-D	Ba2	BB	4.25	01/27/2021	2,838,550	2,828,260
DSI Renal, Inc.	1st Lien	B1	B	4.50	04/23/2021	568,575	566,443
DSI Renal, Inc.	2nd Lien	Caa2	CCC+	7.75	10/22/2021	825,000	820,875
Healogics, Inc.	1st Lien	B2	B	5.25	07/01/2021	730,000	722,092
Inventiv Health, Inc.	BTL-B4	B2	NR	7.75	05/05/2018	1,100,000	1,091,750
MPH Acquisition Holdings LLC	BTL	B1	B	4.00	03/31/2021	1,204,545	1,175,034
Surgery Center Holdings, Inc.	1st Lien	B1	B	5.25	07/09/2020	1,230,000	1,223,850
Surgery Center Holdings, Inc.	2nd Lien	Caa2	CCC+	8.50	07/09/2021	3,000,000	2,947,500
U.S. Renal Care, Inc.	1st Lien	Ba3	B	4.25	07/03/2019	1,830,428	1,804,116
U.S. Renal Care, Inc.	BTL	Caa1	CCC+	8.50	07/03/2020	735,000	738,675
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019	666,000	670,995

							18,517,751

Health Care Technology- 0.2%

IMS Health, Inc.	BTL-B	Ba3	BB-	3.50	03/17/2021	996,761	974,749

Hotels, Restaurants & Leisure- 6.3%

1011778 B.C. ULC	BTL-B	B1	B+	4.50	09/24/2021	2,020,000	2,002,606
24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	4.75	05/28/2021	2,493,750	2,483,620
Aristocrat Leisure, Ltd.	BTL-B	Ba2	BB	4.75	09/29/2021	2,850,000	2,815,267
Bally Technologies, Inc.	BTL-B	Ba3	BB	4.25	11/25/2020	1,152,228	1,146,828
Caesars Entertainment Operating Co., Inc.	BTL-B2	Caa2	CCC-	5.95-5.95	03/01/2017	3,018,792	2,743,327
Caesars Growth Properties Holdings LLC	BTL	B2	B+	6.25	05/08/2021	1,945,125	1,840,088
California Pizza Kitchen, Inc.	BTL	B2	B-	5.25-6.50	03/29/2018	1,481,250	1,415,983
CityCenter Holdings LLC	BTL-B	B2	BB-	4.25	10/16/2020	1,386,820	1,369,485
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/24/2020	835,000	830,825
Hilton Worldwide Finance LLC	BTL-B2	Ba3	BB+	3.50	10/26/2020	1,833,919	1,803,789
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB-	4.00	04/14/2021	1,575,207	1,552,366
Scientific Games, Inc.	BTL	Ba3	BB-	6.00	10/01/2021	1,330,000	1,300,352
Station Casinos, Inc.	BTL-B	B1	B	4.25	03/02/2020	2,689,765	2,642,022
Town Sports International Holdings, Inc.	BTL	B1	B	4.50	11/15/2020	2,362,150	2,031,449

							25,978,007

Household Durables- 0.4%

Apex Tool Group LLC	BTL-B	B2	B	4.50	02/01/2020	1,018,779	980,574
Tempur-Pedic International, Inc.	BTL-B	Ba3	BB	3.50	03/18/2020	614,444	606,572

							1,587,146

Industrial Conglomerates- 1.4%

American Rock Salt Co. LLC	BTL-B	B3	B	4.75	05/20/2021	1,775,550	1,753,356
American Rock Salt Co. LLC	2nd Lien	Caa1	CCC	8.00	05/20/2022	1,785,000	1,802,850
Filtration Group Corp.	1st Lien	B1	B+	4.50	11/21/2020	650,088	648,462
Filtration Group Corp.	2nd Lien	Caa1	B-	8.25	11/22/2021	790,000	795,185
Sequa Corp.	BTL-B	B3	B-	5.25	06/19/2017	761,902	724,442

							5,724,295

Industrial Power Producers & Energy Traders- 0.6%

Calpine Corp.	BTL-B	Ba3	BB	4.00	04/01/2018	1,051,838	1,043,803
Calpine Corp.	BTL	Ba3	BB	4.00	10/09/2019	1,515,080	1,500,200

							2,544,003

Insurance- 3.2%

Asurion Corp.	1st Lien	Ba3	B	5.00	05/24/2019	3,765,485	3,743,521
Asurion Corp.	2nd Lien	B3	CCC+	8.50	03/03/2021	3,450,000	3,485,939
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,131,325	1,110,113
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B2	B-	5.00	04/16/2020	898,625	826,735
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa2	CCC	8.25	10/16/2020	1,430,000	1,244,100
Hub International, Ltd.	BTL	B1	B	4.25	10/02/2020	1,561,746	1,528,071
National Financial Partners Corp.	BTL-B	B2	B	4.50	07/01/2020	1,069,204	1,059,515

							12,997,994

Internet & Catalog Retail- 1.1%

Acosta, Inc.	BTL	B1	B	5.00	09/26/2021	3,145,000	3,144,962
Lands’ End, Inc.	BTL-B	B1	B+	4.25	04/04/2021	1,567,125	1,547,536

							4,692,498

Internet Software & Services- 0.5%

Dealertrack Technologies, Inc.	BTL-B	Ba2	BB-	3.50	02/24/2021	1,073,274	1,059,859
Zayo Group LLC	BTL-B	B1	B	4.00	07/02/2019	1,117,599	1,099,670

							2,159,529

IT Services- 2.8%

Ceridian Corp.	BTL-B1	B1	B-	4.15	05/09/2017	507,955	505,838
Ceridian Corp.	BTL-B2	B1	B-	4.50	09/09/2020	529,843	522,999
Evertec, Inc.	BTL-B	B1	BB-	3.50	04/17/2020	602,375	591,382
First Data Corp.	BTL-B	B1	BB-	3.65	03/24/2018	6,218,681	6,091,714
First Data Corp.	BTL-1	B1	BB-	3.65	09/24/2018	2,170,000	2,123,888
MoneyGram International, Inc.	BTL-B	B1	BB-	4.25	03/27/2020	1,012,666	993,046
TransFirst Holdings, Inc.	2nd Lien	NR	NR	7.50	06/27/2018	750,000	750,938

							11,579,805

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL-B	B1	BB-	4.00 - 5.25	04/10/2020	2,440,916	2,393,115

Life Sciences Tools & Services- 0.4%

Pharmaceutical Product Development, Inc.	BTL-B	Ba2	B+	4.00	12/05/2018	1,669,120	1,652,082

Machinery- 3.2%

Alliance Laundry Systems LLC	BTL	B2	B	4.25	12/10/2018	721,163	712,449
Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,351,350	1,322,803
Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	4.75	07/26/2019	1,020,647	1,018,605
Husky International, Ltd.	1st Lien	Ba3	B	4.25	06/30/2021	463,232	456,052
Husky International, Ltd.	2nd Lien	Caa1	CCC+	7.25	06/30/2022	870,000	850,425
Navistar International Corp.	BTL-B	Ba3	B	5.75	08/17/2017	645,188	648,144
Paladin Brands Holding, Inc.	BTL	B2	B+	6.75	08/16/2019	1,878,174	1,872,305
Pro Mach, Inc.	BTL-B	B2	B+	4.50	07/06/2017	1,461,464	1,450,503
Rexnord Corp.	BTL-B	B2	BB-	4.00	08/21/2020	4,896,877	4,813,224

							13,144,510

Media- 9.0%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/25/2021	2,826,000	2,774,191
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022	2,525,000	2,483,338
Charter Communications Operating LLC	BTL-G	Ba1	BB+	4.25	09/12/2021	1,960,000	1,951,599
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.75	07/31/2021	4,344,124	4,278,962
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	7.75	07/31/2022	2,495,000	2,482,525
Getty Images, Inc.	BTL-B	B2	B	4.75	10/18/2019	2,868,925	2,617,894
Hicks Sports Group†(7)(9)	BTL-B	NR	NR	6.75	12/22/2011	1,101,919	165,288
Hoyts Cinemas Group	2nd Lien	B3	CCC+	8.25	11/20/2020	450,000	450,000
Interactive Data Corp.	BTL	B2	B+	4.75	05/02/2021	3,106,734	3,084,729
ION Media Networks, Inc.	BTL	B1	B+	5.00	12/18/2020	1,865,900	1,865,900
LIN Television Corp.	BTL-B	Ba2	BB+	4.00	12/21/2018	651,497	650,682
Media General, Inc.	BTL-B	B1	BB-	4.25	07/31/2020	879,767	870,420
Numericable Finance & Co. SCA	BTL-B1	Ba3	B+	4.50	05/21/2020	1,249,238	1,237,058
Numericable Finance & Co. SCA	BTL-B2	Ba3	B+	4.50	05/21/2020	1,080,762	1,070,224
Salem Communications Corp.	BTL-B	B2	B	4.50	03/16/2020	861,467	854,467
Tribune Co.	BTL	Ba3	BB+	4.00	12/27/2020	3,348,385	3,303,393
Truven Health Analytics, Inc.	BTL-B	B1	B	4.50	06/06/2019	1,113,857	1,091,580
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	5,655,192	5,540,912

							36,773,162

Metals & Mining- 2.4%

Ameriforge Group, Inc.	BTL	B1	B+	5.00	12/19/2019	2,012,393	2,006,105
Crosby Worldwide, Ltd.	1st Lien	B1	B	3.75	11/18/2020	1,998,631	1,908,693
Fortescue Metals Group, Ltd.	BTL	Baa3	BBB	3.75	06/30/2019	3,204,061	3,134,638
Novelis, Inc.	BTL-B	Ba2	BB-	3.75	03/10/2017	1,137,129	1,125,473
Signode Industrial Group U.S., Inc.	BTL-B	B1	B	4.00	05/01/2021	1,494,111	1,474,501

							9,649,410

Multi Utilities- 1.5%

Energy Future Intermediate Holding Co. LLC	DIP	NR	NR	4.25	06/19/2016	1,215,000	1,206,900
La Frontera Generation LLC	BTL-B	B1	BB-	4.50	09/30/2020	965,083	952,416
Texas Competitive Electric Holdings Co. LLC†(7)(10)	BTL	NR	NR	4.65	10/10/2017	5,174,956	3,829,467

							5,988,783

Multiline Retail- 1.2%

99 Cents Only Store	BTL-B	B2	B+	4.50	01/11/2019	1,182,758	1,171,176
Neiman Marcus Group, Inc.	BTL-B	B2	B	4.25	10/25/2020	3,610,171	3,543,484

							4,714,660

Oil, Gas & Consumable Fuels- 5.0%

American Energy Marcellus LLC	1st Lien	Ba3	B-	5.25	08/04/2020	1,565,000	1,550,003
American Energy Marcellus LLC	2nd Lien	Caa1	CCC	8.50	08/04/2021	835,000	827,694
Arch Coal, Inc.	BTL	B1	B+	6.25	05/16/2018	3,491,788	3,185,383
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.50	05/12/2021	1,785,000	1,788,347
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	940,675	891,877
Power Buyer LLC	BTL	B2	B	4.25	05/06/2020	1,000,667	978,152
Power Buyer LLC	Delayed Draw	B2	B	4.25	05/06/2020	53,296	51,964
Power Buyer LLC	2nd Lien	Caa2	CCC+	8.25	11/06/2020	1,670,000	1,619,900
Samson Investment Co.	2nd Lien	B1	B	5.00	09/25/2018	1,500,000	1,455,375
Sandy Creek Energy Associates	BTL-B	Ba3	BB-	5.00	11/08/2020	3,231,300	3,217,567
Seventy Seven Operating LLC	BTL-B	Ba1	BB+	3.75	06/25/2021	1,007,475	998,660
Templar Energy LLC	2nd Lien	B3	B-	8.50	11/25/2020	1,825,000	1,767,969
Western Refining LP	BTL-B	B1	BB-	4.25	11/12/2020	2,158,663	2,146,520

							20,479,411

Paper & Forest Products- 0.3%

Exopack LLC	BTL	B1	B	5.25	05/08/2019	1,394,463	1,399,110

Pharmaceuticals- 1.7%

Alkermes, Inc.	BTL-B	Ba3	BB+	3.50	09/18/2019	998,297	982,491
Grifols Worldwide Operations, Ltd.	BTL-B	Ba1	BB	3.15	02/27/2021	1,109,425	1,088,315
PRA Holdings, Inc.	1st Lien	B1	B	4.50	09/23/2020	2,410,650	2,386,544
Salix Pharmaceuticals, Ltd.	BTL	Ba1	BB	4.25	01/02/2020	2,690,188	2,682,020

							7,139,370

Pooled Vehicle- 0.5%

Bombardier Recreational Products, Inc.	1st Lien	B1	BB-	4.00	01/30/2019	1,961,143	1,923,881

Professional Services- 0.5%

Nexeo Solutions LLC	BTL-B1	B2	B+	5.00	09/08/2017	1,483,584	1,473,384
Nexeo Solutions LLC	BTL-B2	B2	B+	5.00	09/08/2017	651,700	644,776

							2,118,160

Real Estate Investment Trusts- 0.4%

Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,405,000	1,419,050
ESH Hospitality, Inc.	BTL	NR	B+	5.00	06/24/2019	390,000	394,875

							1,813,925

Real Estate Management & Development- 0.4%

Realogy Corp.	CLTL	Ba3	BB	0.02	10/10/2016	86,962	86,092
Realogy Corp.	BTL	Ba3	BB	3.75	03/05/2020	1,572,734	1,545,211

							1,631,303

Road & Rail- 0.9%

Neff Rental LLC	2nd Lien	Caa1	CCC+	7.25	06/09/2021	1,990,000	1,982,538
Swift Transportation Co., Inc.	BTL-B	Ba2	BB-	3.75	06/09/2021	1,621,850	1,614,754

							3,597,292

Semiconductors & Semiconductor Equipment- 2.3%

Avago Technologies, Ltd.	BTL-B	Ba1	BBB-	3.75	05/06/2021	2,952,600	2,923,074
Entegris, Inc.	BTL-B	Ba3	BB+	3.50	04/30/2021	1,046,899	1,030,759
Freescale Semiconductor, Inc.	BTL-B4	B1	B	4.25	03/01/2020	5,584,922	5,491,839

							9,445,672

Software- 4.3%

Activision Blizzard, Inc.	BTL-B	Baa3	BBB	3.25	10/12/2020	1,195,000	1,191,514
Attachmate Corp.	BTL	B1	BB-	7.25	11/22/2017	606,951	607,616
Eagle Parent, Inc.	BTL-B2	Ba3	B+	4.00 - 5.25	05/16/2018	2,672,599	2,637,855
Hyland Software, Inc.	BTL	B2	B	4.75	02/19/2021	2,558,792	2,549,997
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,635,235	3,607,971
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,680,463	2,750,825
Lawson Software, Inc.	BTL-B5	Ba3	B+	3.75	06/03/2020	957,902	934,913
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,098,760	2,096,136
RP Crown Parent LLC	BTL	B2	B	6.00	12/21/2018	748,643	727,431
Verint Systems, Inc.	Tranche B	Ba2	BBB-	3.50	09/06/2019	435,762	433,038

							17,537,296

Specialty Retail- 2.2%

Hillman Group, Inc.	BTL-B	B1	B	4.50	06/30/2021	1,266,825	1,261,546
J Crew Operating Corp.	BTL-B1	B1	B	4.00	03/05/2021	1,315,952	1,248,099
Michaels Stores, Inc.	BTL-B2	Ba3	B+	3.75	01/28/2020	1,003,724	983,022
Michaels Stores, Inc.	Delayed Draw	Ba3	B+	4.00	01/28/2020	1,450,000	1,430,425
Party City Holdings, Inc.	BTL	B2	B	4.00	07/27/2019	2,535,387	2,489,433
Serta Simmons Holdings LLC	BTL-B	B1	B+	4.25	10/01/2019	1,411,118	1,398,379

							8,810,904

Wireless Telecommunication Services- 1.2%

Intelsat Jackson Holdings, Ltd.	BTL-B2	Ba3	BB	3.75	06/30/2019	1,915,416	1,883,492
LTS Buyer LLC	1st Lien	B1	B	4.00	04/11/2020	785,063	770,833
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	271,975	270,729
Syniverse Technologies, Inc.	BTL-B	B1	BB-	4.00	04/23/2019	2,203,761	2,159,686

							5,084,740

Total Loans (cost $387,671,675)							381,286,882

U.S. CORPORATE BONDS & NOTES- 5.1%
Communications Equipment- 0.2%

Alcatel-Lucent USA, Inc.*	Company Guar. Notes	B3	B	6.75	11/15/2020	890,000	903,350

Diversified Telecommunication Services- 0.5%

Level 3 Escrow*	Company Guar. Notes	B3	B	5.38	08/15/2022	2,000,000	1,970,000

Energy Equipment & Services- 0.1%

Sevent Seven Energy, Inc.*	Senior Notes	B2	B	6.50	07/15/2022	505,000	496,163

Health Care Providers & Services- 0.7%

Amsurg Corp.*	Company Guar. Notes	B3	B-	5.63	07/15/2022	525,000	519,750
CHS/Community Health Systems, Inc.*	Company Guar. Notes	B3	B-	6.88	02/01/2022	620,000	644,800
MPH Acquisition Holdings LLC*	Senior Notes	Caa1	CCC+	6.63	04/01/2022	285,000	287,850
Tenet Healthcare Corp.	Senior Notes	B3	CCC+	8.13	04/01/2022	1,235,000	1,355,413

							2,807,813

IT Services- 0.3%

First Data Corp.*	Senior Sec. Notes	B1	BB-	7.38	06/15/2019	1,135,000	1,194,701

Media- 0.4%

Cequel Communications Holdings I LLC*	Senior Notes	B3	B-	5.13	12/15/2021	1,410,000	1,350,075
Gannett Co., Inc.*	Company Guar. Notes	Ba1	BB+	4.88	09/15/2021	210,000	203,175

							1,553,250

Metals & Mining- 0.1%

Steel Dynamics, Inc.*	Company Guar. Notes	Ba2	BB+	5.13	10/01/2021	580,000	588,700

Oil, Gas & Consumable Fuels- 0.7%

Antero Resources Corp.*	Company Guar. Notes	B1	BB	5.13	12/01/2022	725,000	705,063
EP Energy LLC	Senior Notes	B2	B	9.38	05/01/2020	758,000	826,220
Rosetta Resources, Inc.	Company Guar. Notes	B1	B+	5.88	06/01/2022	975,000	971,344
WPX Energy, Inc.	Senior Notes	Ba1	BB+	5.25	09/15/2024	315,000	305,550

							2,808,177

Pharmaceuticals- 0.2%

Salix Pharmaceuticals, Ltd.*	Company Guar. Notes	B2	B	6.00	01/15/2021	635,000	687,388

Semiconductors & Semiconductor Equipment- 0.3%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	B1	B	6.00	01/15/2022	1,015,000	1,030,225

Software- 0.2%

Infor Software Parent LLC*	Company Guar. Notes	Caa1	CCC+	7.13	05/01/2021	895,000	886,050

Specialty Retail- 0.1%

Party City Holdings, Inc.	Company Guar. Notes	Caa1	CCC+	8.88	08/01/2020	540,000	583,200

Tech Hardware, Storage & Peripheral- 0.5%

CDW LLC/CDW Finance	Company Guar. Notes	B3	B	6.00	08/15/2022	2,000,000	2,075,000

Thrifts & Mortgage Finance- 0.3%

Ocwen Financial Corp.*	Company Guar. Notes	B2	B	6.63	05/15/2019	1,105,000	1,066,325

Wireless Telecommunication Services- 0.5%

Sprint Corp.*	Company Guar. Notes	B1	BB-	7.25	09/15/2021	1,000,000	1,041,250
T Mobile USA, Inc.	Company Guar. Notes	Ba3	BB	6.46	04/28/2019	1,000,000	1,038,750

							2,080,000

Total U.S. Corporate Bonds & Notes (cost $20,341,146)							20,730,342

FOREIGN CORPORATE BONDS & NOTES- 1.9%
Diversified Telecommunication Services- 0.7%

Altice Financing SA*	Company Guar. Notes	B1	BB-	6.50	01/15/2022	1,910,000	1,957,750
Wind Acquisition Finance SA*	Senior Sec. Notes	Ba3	BB	6.50	04/30/2020	915,000	953,888

							2,911,638

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	Ba3	B+	8.63	11/01/2018	695,000	729,750

Oil, Gas & Consumable Fuels- 0.3%

Tullow Oil PLC*	Company Guar. Notes	B1	BB-	6.00	11/01/2020	1,300,000	1,300,000

Paper & Forest Products- 0.5%

Tembec Industries, Inc.*	Senior Sec. Notes	B3	B-	9.00	12/15/2019	1,895,000	1,909,213

Wireless Telecommunication Services- 0.2%

Intelsat Luxembourg SA	Company Guar. Notes	Caa2	B-	7.75	06/01/2021	1,000,000	1,018,750

Total Foreign Corporate Bonds & Notes (cost $7,715,000)							7,869,351

COMMON STOCKS- 0.0%
Diversified Financial Services- 0.0%

BLB Management Services, Inc.						5,141	183,791

Media- 0.0%

Berry Co. LLC†(5)(6)(13)						1,136	29,025

Total Common Stocks (cost $704,457)							212,816

PREFERRED SECURITIES- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC 6.00%(5)(6)(13) (cost $0)						56	0

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

NextMedia Operating, Inc.†(5)(6)(13)						7,916	12,191
VSS-AHC Holdings LLC†(5)(6)(13)						12,608	26,477

Total Membership Interest (cost $1,270,682)							38,668

WARRANTS- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)†(5)(6)(13) (cost $0)						3	0

Total Long-Term Investment Securities (cost $417,702,960)							410,138,059

SHORT-TERM INVESTMENT SECURITIES- 0.9%
Registered Investment Companies- 0.9%
SSgA Money Market Fund (cost $3,786,767)	3,786,767	3,786,767

REPURCHASE AGREEMENTS - 0.4%

Bank of America Securities LLC Joint Repurchase Agreement(14)	360,000	360,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	305,000	305,000
BNP Paribas SA Joint Repurchase Agreement(14)	285,000	285,000
Deutsche Bank AG Joint Repurchase Agreement(14)	185,000	185,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	325,000	325,000

Total Repurchase Agreements (cost $1,460,000)		1,460,000

TOTAL INVESTMENTS- 101.4% (cost $422,949,727)(15)	415,384,826
Liabilities in excess of other assets— (1.4)%	(5,762,187)

NET ASSETS- 100.0%	$409,622,639

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
DIP	Debtor in Possession
NR	Security is not rated.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $20,425,466, representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2014.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 67 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At September 30, 2014, the aggregate value of these securities was $67,693, representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Loan is in default of interest and did not pay principal at maturity.
(10)	Loan is in default of interest.
(11)	PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(12)	Security currently paying interest in the form of additional loans.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the SunAmerica Senior Floating Rate Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stock Berry Co. LLC	04/24/2008	1,136	$668,529	$29,025	$25.55	0.00%
Preferred Securities Ancora Holdings LLC	08/12/2013	56	0	0	0.00	0.00
Membership Interest NextMedia Operating, Inc.	06/16/2010	7,916	270,682	12,191	1.54	0.00
VSS-AHC Holdings LLC	06/01/2007	12,608	1,000,000	26,477	2.10	0.00
Warrants Ancora Holdings LLC	08/12/2013	3	0	0	0.00	0.00

				$67,693		0.00%

(14)	See Note 3 for details of the Joint Repurchase Agreement.
(15)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Commercial Services & Supplies	$—	$24,496,292	$0	$24,496,292
Hotels, Restaurants & Leisure	—	25,978,007	—	25,978,007
Media	—	36,607,874	165,288	36,773,162
Oil, Gas & Consumable Fuels	—	20,479,411	—	20,479,411
Other Industries*	—	273,560,010	—	273,560,010
U.S. Corporate Bonds & Notes	—	20,730,342	—	20,730,342
Foreign Corporate Bonds & Notes	—	7,869,351	—	7,869,351
Common Stocks:
Diversified Financial Services	—	183,791	—	183,791
Media	—	—	29,025	29,025
Preferred Securities	—	—	0	0
Membership Interest	—	—	38,668	38,668
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	3,786,767	—	—	3,786,767
Repurchase Agreements	—	1,460,000	—	1,460,000

Total	$3,786,767	$411,365,078	$232,981	$415,384,826

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2014 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of September 30, 2014 is reported on a schedule following the Portfolio of Investments.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Fund has entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of September 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.45%	$360,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $80,190,000, a repurchase price of $80,190,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$82,600,000	$81,845,862

As of September 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Barclay’s Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.44%	$305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	10/31/2020	$10,304,000	$10,190,244
U.S. Treasury Notes	3.13	05/15/2019	5,884,000	6,323,476
U.S. Treasury Notes	3.50	05/15/2020	50,000,000	54,880,000

As of September 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.44%	$285,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $64,955,000, a repurchase price of $64,955,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.00%	08/31/2016	$63,218,200	$66,319,053

As of September 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.43%	$185,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $42,920,000, a repurchase price of $42,920,006, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	03/31/2018	$44,751,000	$43,843,002

As of September 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.43%	$325,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $74,945,000, a repurchase price of $74,945,010, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	02/28/2015	$50,000,000	$50,588,000
U.S. Treasury Bonds	8.50	02/15/2020	19,201,000	25,967,816

Note 4. Federal Income Taxes

As of September 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$422,949,916

Gross unrealized appreciation	$1,988,476
Gross unrealized depreciation	(9,553,567)

Net unrealized appreciation	$7,565,091

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	November 28, 2014